RECURRING FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - PRIVETERRA ACQUISITION CORP.	Jun. 30, 2023 Y $ / shares	Dec. 31, 2022	Dec. 31, 2022 Y	Dec. 31, 2022 $ / shares	Dec. 31, 2021 Y
Risk-free interest rate
RECURRING FAIR VALUE MEASUREMENTS
Warrant and rights outstanding, measurement input	0.0545	0.0475			0.0126
Expected term (years)
RECURRING FAIR VALUE MEASUREMENTS
Warrant and rights outstanding, measurement input	5.06	5.71	5.71		5.0
Expected volatility
RECURRING FAIR VALUE MEASUREMENTS
Warrant and rights outstanding, measurement input	0.40	0.098	0.098		0.1050
Dividend rate
RECURRING FAIR VALUE MEASUREMENTS
Warrant and rights outstanding, measurement input	0.000	0.000			0.000
Exercise price
RECURRING FAIR VALUE MEASUREMENTS
Warrant and rights outstanding, measurement input	11.50	11.50		11.50	11.50
Market implied likelihood of Initial Business Combination
RECURRING FAIR VALUE MEASUREMENTS
Warrant and rights outstanding, measurement input	0.110	0.089		8.9